Property, plant and equipment, net	12 Months Ended
Dec. 31, 2019
Property, plant and equipment, net
Property, plant and equipment, net

11.  Property, plant and equipment, net

Property, plant and equipment, net as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Computers and servers	175,285	202,737
Automobiles for the Group use	42,101	44,862
Automobiles for operating leases	417,793	56,282
Furniture and fixtures	17,904	20,952
Leasehold improvements	71,490	67,261
Building	—	27,380
Less: accumulated depreciation	(275,186)	(214,080)

Net book value	449,387	205,394

Depreciation expenses recognized for the years ended December 31, 2017, 2018 and 2019 were RMB185.3 million, RMB255.8 million and RMB88.4 million, respectively.